Note 10 - Goodwill - Goodwill (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jul. 31, 2017	Jan. 31, 2019	Jan. 31, 2018
Balance		$ 350,148	$ 263,113
Adjustments on account of foreign exchange		(5,627)	7,839
Balance		378,178	350,148
Datamyne Inc [Member]
Balance			34,680
Goodwill Acquired During Period
Goodwill, Purchase Accounting Adjustments	$ (400)		(435)
ShipRush [Member]
Balance		8,603
Goodwill Acquired During Period			8,603
Balance			8,603
PCSTrac, Inc. [Member]
Balance		5,815
Goodwill Acquired During Period			5,815
Balance			5,815
MacroPoint LLC [Member]
Balance		65,213
Goodwill Acquired During Period			65,213
Balance			65,213
Aljex Software, Inc. [Member]
Goodwill Acquired During Period		18,903
Balance		18,903
Velocity Mail [Member]
Goodwill Acquired During Period		8,448
Balance		8,448
PinPoint [Member]
Goodwill Acquired During Period		6,306
Balance		$ 6,306